MERRILL LYNCH RETIREMENT PLUS® VARIABLE ANNUITY

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

Supplement dated March 21, 2018

to the

Prospectus dated May 1, 2017

MERRILL LYNCH RETIREMENT PLUS® VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

Supplement dated March 21, 2018

to the

Prospectus dated May 1, 2008

Special Notice: “BlackRock has informed us that the liquidation intended for 3/30/2018, will not occur. We will notify you if and when BlackRock informs us of a later date that the liquidation will take place. Accordingly, the supplement dated October 24, 2017 is hereby deleted. In addition, please disregard the notification letters we sent you dated January 12, 2018, and February 23, 2018.”

SUBACCOUNT NAME	PORTFOLIO NAME	SUBADVISOR
BlackRock Global Opportunities V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Advisors, LLC

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Retirement Plus® dated May 1, 2017

Merrill Lynch Retirement Plus® NY dated May 1, 2008